Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	MUTUAL FUND SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001355064
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	mfst
Document Creation Date	dei_DocumentCreationDate	May 27, 2021
Document Effective Date	dei_DocumentEffectiveDate	May 27, 2021
Prospectus Date	rr_ProspectusDate	May 27, 2021
Eventide Exponential Technologies Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Eventide Exponential Technologies Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

EXPONENTIAL TECHNOLOGIES FUND

(the “Fund”)

   ETAEX Class A Shares                ETCEX Class C Shares
ETNEX Class N Shares                 ETIEX Class I Shares

May 27, 2021

The following information supplements certain information contained in Summary Prospectus, Prospectus and Statement of Additional Information for the Fund dated November 1, 2020

Effective on or about July 26, 2021, the Fund's 80% policy regarding its investment in technology companies will change as follows:

Current Policy: " Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in technology companies. The Fund defines technology companies as those in the information technology, communications, and healthcare technology and devices industries.

New Policy: " Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in technology companies. The Fund defines technology companies as those in the information technology, communications, internet and direct marketing retail, and healthcare technology and devices industries.

The following paragraph is added under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Principal Risks of Investing in the Fund - Technology Companies Risk” and under the section of the Fund’s Prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies and Related Risks – Principal and Non-Principal Risks of Investing in the Fund – Technologies Companies Risk”:

Internet and Direct Marketing Retail Risk. Internet and Direct Marketing Retail companies provide retail services primarily on the Internet, through mail order, and TV home shopping retailers. These companies are dependent upon consumer spending, general economic conditions, the availability of disposable income, changing consumer tastes and preferences, and consumer demographics. These companies are subject to the risk that they will underperform as a whole due to legislative or regulatory changes, or increased government supervision.

* * * * *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information for the Fund, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-771-3836 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.